Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Life	Within the property, plant and equipment, the value for construction in process is included within the manufacturing equipment.
Category	Estimated useful life
Leasehold improvements	1-3 years
Manufacturing equipment	3 – 10 years
Computer and electronic equipment	3 – 5 years
Office equipment	2 – 4 years
Motor vehicles	3 – 4 years

Schedule of Amounts and Percentages of Total Revenues	The following table sets forth a breakdown of the Group’s revenues, in absolute amounts and percentages of total revenues for the years presented:
	For the Years Ended December 31,
	2021		2022		2023
	RMB	%	RMB	%	RMB	US$	%
Sourcing services	1,394	17.4	4,428	56.8	1,513	213	7.7
Product sales	6,616	82.6	3,061	39.3	17,062	2,403	86.3
Battery-swapping services	-	-	307	3.9	1,189	167	6.0
Total revenues	8,010	100.0	7,796	100.0	19,764	2,783	100.0